12 Months Ended
May. 01, 2015

FORWARD FUNDS

Supplement dated August 7, 2015

to the

Forward Balanced Allocation Fund Investor Class and Institutional Class Summary Prospectus, Forward

Balanced Allocation Fund Class A and Class C Summary Prospectus, Forward Growth & Income

Allocation Fund Investor Class and Institutional Class Summary Prospectus, Forward Growth & Income

Allocation Fund Class A and Class C Summary Prospectus, Forward Growth Allocation Fund Investor

Class and Institutional Class Summary Prospectus, Forward Growth Allocation Fund Class A and Class C

Summary Prospectus, Forward Income Builder Fund Investor Class and Institutional Class Summary

Prospectus, Forward Income Builder Fund Class A and Class C Summary Prospectus, Forward

Multi-Strategy Fund Investor Class and Institutional Class Summary Prospectus ("Multi-Strategy Fund

No-Load Summary Prospectus") and Forward Multi-Strategy Fund Class A and Class C Summary

Prospectus ("Multi-Strategy Fund Load Summary Prospectus"), Forward Funds Investor Class and

Institutional Class Prospectus ("No-Load Prospectus"), Forward Funds Class A, Class B, Class C and

Advisor Class Prospectus ("Load Prospectus"), and Forward Funds Class Z Prospectus ("Class Z Prospectus")

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective August 24, 2015, the Allocation Funds (as defined below) will have the ability to invest in certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. ("Salient"). Accordingly, effective August 24, 2015, the following changes shall be made:

The following information applies to the Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income Builder Fund and Forward Multi-Strategy Fund (each an "Allocation Fund" and collectively, the "Allocation Funds") only:

Change in Principal Investment Strategies

The first sentence of the section titled "Principal Investment Strategies" in each Allocation Fund's "Fund Summary" section in the No-Load Prospectus, the Load Prospectus and the summary prospectuses shall be revised to read as follows:

The Fund is a "fund of funds" that primarily invests in other Forward Funds and certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. ("Underlying Funds").

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The following information applies to the Forward Multi-Strategy Fund (the "Multi-Strategy Fund") only:

Changes in Principal Investment Strategies

Effective August 24, 2015, the sixth sentence of the section titled "Principal Investment Strategies" in the Multi-Strategy Fund's "Fund Summary" section in the No-Load Prospectus, the Load Prospectus, the Multi-Strategy Fund No-Load Summary Prospectus and the Multi-Strategy Fund Load Summary Prospectus shall be revised to read as follows:

The strategies and asset classes of the Underlying Funds may include: long/short strategies, momentum strategies, tactical strategies, U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market.

Addition of Principal Risks

Effective August 24, 2015, the following principal risks shall be added to the section titled "Principal Risks" in the Multi-Strategy Fund's "Fund Summary" section in the No-Load Prospectus, the Load Prospectus, the Multi-Strategy Fund No-Load Summary Prospectus and the Multi-Strategy Fund Load Summary Prospectus:

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund's share value to fluctuate.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund's shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or "called" by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Momentum Style: Investing in or having exposure to securities that exhibit momentum may be more volatile than a broad cross-section of securities. In addition, during periods when the momentum style of investing is out of favor, the Fund's investment performance may suffer to the extent it is using a momentum strategy.

Short Sales: While short sales can be used to further the Fund's investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund's share price to be volatile.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, unless otherwise noted in the Fund's prospectus, is not subject to all of the provisions of the 1940 Act.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund's portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

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